Customer deposits	12 Months Ended
Dec. 31, 2022
Deposits from customers [abstract]
Customer deposits	Customer deposits
The detail, by classification, geographical area and type, of Customer deposits is as follows:

EUR million
	2022	2021	2020
Classification
Financial liabilities held for trading	12,226	6,141	—
Financial liabilities designated at fair value through profit or loss	46,822	25,608	34,343
Financial liabilities at amortized cost	966,353	886,595	814,967
	1,025,401	918,344	849,310
Geographical area
Spain	399,112	319,565	294,516
European Union (excluding Spain)	115,323	112,361	106,013
United Kingdom	232,364	243,734	232,840
United States and Puerto Rico	87,497	73,814	59,057
Rest of America	181,782	159,381	147,300
Rest of the world	9,323	9,489	9,584
	1,025,401	918,344	849,310
Type
Demand deposits-	710,232	717,728	642,897
Current accounts	477,739	482,649	418,752
Savings accounts	225,445	227,318	216,500
Other demand deposits	7,048	7,761	7,645
Time deposits-	251,778	164,259	171,939
Fixed-term deposits and other term deposits	248,298	162,172	170,127
Home-purchase savings accounts	38	38	43
Discount deposits	—	3	3
Hybrid financial liabilities	3,296	1,906	1,743
Subordinated liabilities	146	140	23
Repurchase agreements	63,391	36,357	34,474
	1,025,401	918,344	849,310
Note 50 contains a detail of the residual maturity periods of financial liabilities at amortised cost.